CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Profit or loss [abstract]
(LOSS)/PROFIT FOR THE YEAR	$ 550	¥ 3,673	¥ (29,835)
Other comprehensive income/(loss) that will be reclassified to profit or loss in subsequent periods:
Foreign currency translation adjustments of the subsidiaries	(688)	(4,616)	2,646
Other comprehensive (loss)/income that will not be reclassified to profit or loss in subsequent periods:
Foreign currency translation adjustments of the Company	800	5,361	(9,542)
Total other comprehensive (loss)/income for the period, net of tax	112	745	(6,896)
TOTAL COMPREHENSIVE (LOSS)/INCOME FOR THE PERIOD	662	4,418	(36,731)
Attributable to:
Owners of the Company	405	2,694	(34,889)
Non-controlling interests	257	1,724	(1,842)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	$ 662	¥ 4,418	¥ (36,731)